UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kempner Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      October 4, 2012
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          49

Form 13F Information Table Value Total:    $253,259 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.

FORM 13F

ALL EQUITY PORTFOLIOS UNDER MANAGEMENT

09-30-2012


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102    9,922     263,179   SH          Sole                  263,179
Alcoa Inc                       COM     013817101    1,341     151,480   SH          Sole                  151,480
Allstate Corp.                  COM     020002101   11,572     292,155   SH          Sole                  292,155
AnnalyCapMgmtIncREIT            COM     035710409    6,809     404,330   SH          Sole                  404,330
Applied Materials               COM     038222105    3,376     302,405   SH          Sole                  302,405
ArcherDanielsMidland            COM     039483102    8,204     301,855   SH          Sole                  301,855
Avon Products, Inc.             COM     054303102    1,736     108,855   SH          Sole                  108,855
Baker Hughes Inc.               COM     057224107    9,668     213,755   SH          Sole                  213,755
Bank of America Corp.           COM     060505104    2,578     292,013   SH          Sole                  292,013
Becton Dickinson & Co.          COM     075887109    3,646      46,405   SH          Sole                   46,405
Best Buy Company Inc            COM     086516101    6,812     396,020   SH          Sole                  396,020
Black Box Corporation           COM     091826107    6,043     236,816   SH          Sole                  236,816
Boeing Company                  COM     097023105    9,951     142,990   SH          Sole                  142,990
Cullen Frost Bankers            COM     229899109    5,202      90,576   SH          Sole                   90,576
Dover Corporation               COM     260003108    7,290     122,550   SH          Sole                  122,550
Dow Chemical Co                 COM     260543103    5,160     178,204   SH          Sole                  178,204
Emcore Corporation              COM     290846203       71      12,500   SH          Sole                   12,500
Enzo Biochem Inc.               COM     294100102      143      70,001   SH          Sole                   70,001
Gannett Company Inc             COM     364730101    6,863     386,650   SH          Sole                  386,650
H&R Block Inc                   COM     093671105    2,864     165,255   SH          Sole                  165,255
Hewlett-Packard Co              COM     428236103    6,488     380,315   SH          Sole                  380,315
IBM Corporation                 COM     459200101   13,159      63,430   SH          Sole                   63,430
Johnson & Johnson               COM     478160104    1,753      25,440   SH          Sole                   25,440
Lincoln National Corp.          COM     534187109    1,342      55,461   SH          Sole                   55,461
Marsh & McLennan                COM     571748102   11,046     325,550   SH          Sole                  325,550
Mosaic Co. (The)                COM     61945C103    2,322      40,310   SH          Sole                   40,310
PPG Industries Inc              COM     693506107    2,445      21,290   SH          Sole                   21,290
Raytheon Company                COM     755111507    6,644     116,235   SH          Sole                  116,235
Staples Inc                     COM     855030102    9,890     858,500   SH          Sole                  858,500
Star Scientific Inc             COM     85517P101      242      70,000   SH          Sole                   70,000
US Natural Gas Fd ETF           COM     912318201      761      35,650   SH          Sole                   35,650
Valero Energy Corp              COM     91913Y100    3,466     109,420   SH          Sole                  109,420
Wal-Mart Stores Inc             COM     931142103    8,226     111,470   SH          Sole                  111,470
Western Union Co/The            COM     959802109   10,791     592,261   SH          Sole                  592,261
BP Plc ADS                      ADR     055622104    8,557     201,995   SH          Sole                  201,995
Barclays Plc ADR                ADR     06738E204    3,337     240,625   SH          Sole                  240,625
Honda Motor Co Ltd.             ADR     438128308    1,364      44,150   SH          Sole                   44,150
Ingersoll-Rand PLC              ADR     G47791101    1,562      34,850   SH          Sole                   34,850
Nippon Telgrph&Telphn           ADR     654624105   10,883     458,990   SH          Sole                  458,990
Novartis AG                     ADR     66987V109    4,307      70,300   SH          Sole                   70,300
Rio Tinto Plc                   ADR     767204100    4,611      98,605   SH          Sole                   98,605
Siemens AG ADS                  ADR     826197501   10,076     100,610   SH          Sole                  100,610
Teva Phrm Ind Ltd ADR           ADR     881624209   10,170     245,585   SH          Sole                  245,585
Vodafone Group Plc              ADR     92857W209    3,811     133,730   SH          Sole                  133,730
XL Group Ltd.                   ADR     G98290102    5,549     230,922   SH          Sole                  230,922
Alliance Worldwide Privatizati  MMF     01879X103      275      19,580   SH          Sole                   19,580
MrgnStnly AsiaPacific Fd        MMF     61744U106      517      37,000   SH          Sole                   37,000
MrgnStnly India Invstmnt Fd     MMF     61745C105      323      18,500   SH          Sole                   18,500
Phoenix Group Hldgs (PHNX LN)   INTL      B45JKK9       91      11,054   SH          Sole                   11,054



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REPORT SUMMARY     49       DATA RECORDS            253,259      1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Institutional Manager with respect to which this report is filed other than Kempner Capital Management, Inc. is:
Name: Frost Investment Advisors, LLC No: 028-13146

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